Inventories	9 Months Ended
Sep. 30, 2021
Inventory Disclosure [Abstract]
Inventories
Note 4. Inventories

Inventories are stated at the lower of cost or market, with cost determined using first-in, first-out and average cost methods for different components of inventory. Inventories at September 30, 2021 and December 31, 2020 consisted of the following:

	September 30, 2021	December 31, 2020
Raw materials and supplies	$167	$137
Work in process	52	51
Finished goods	199	252
Total	$418	$440